Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region (Table)

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Asia	$263,859	$211,070	$118,176
Europe	65,734	33,077	28,547
America	31,845	35,970	41,223
Total Revenue	$361,438	$280,117	$187,946